Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 47,360,717	$ 53,088,943	$ 57,409,274
Interest on debt securities:
Taxable	4,864,256	4,214,192	4,495,259
Nontaxable	1,029,473	1,173,805	1,441,418
Interest on federal funds sold and securities purchased under agreements to resell	87	193	373
Interest on interest-bearing deposits	57,877	85,913	52,761
Dividends on other securities	155,937	175,634	163,533
Total interest income	53,468,347	58,738,680	63,562,618
Interest on deposits:
Savings, interest checking and money market	1,644,328	2,170,718	3,017,488
Time deposit accounts $100,000 and over	1,663,147	2,484,929	3,862,075
Other time deposit accounts	5,122,927	7,211,251	10,542,476
Interest on federal funds purchased and securities sold under agreements to repurchase	47,033	75,402	88,573
Interest on subordinated notes	1,301,178	1,525,553	2,446,742
Interest on Federal Home Loan Bank advances	1,074,232	2,284,649	3,016,872
Total interest expense	10,852,845	15,752,502	22,974,226
Net interest income	42,615,502	42,986,178	40,588,392
Provision for loan losses	11,523,338	15,255,000	8,354,000
Net interest income after provision for loan losses	31,092,164	27,731,178	32,234,392
NON-INTEREST INCOME
Service charges on deposit accounts	5,565,772	5,553,532	5,864,090
Trust department income	897,854	803,132	814,988
Gain on sale of mortgage loans, net	1,649,309	2,493,465	2,973,630
Other	1,087,524	1,630,589	1,049,441
Total non-interest income	9,200,459	10,480,718	10,702,149
INVESTMENT SECURITIES GAINS, NET			605,716
NON-INTEREST EXPENSE
Salaries and employee benefits	17,982,147	17,898,448	17,457,123
Occupancy expense, net	2,700,780	2,531,847	2,335,496
Furniture and equipment expense	2,019,469	1,996,837	2,286,014
FDIC insurance assessment	1,106,771	1,651,052	2,518,743
Legal, examination, and professional fees	1,331,708	1,441,063	1,221,861
Advertising and promotion	1,102,918	1,256,302	1,272,046
Postage, printing, and supplies	1,157,865	1,201,072	1,168,290
Processing expense	3,193,101	3,353,354	3,419,939
Other real estate expense	2,735,714	9,803,809	1,188,972
Other	3,513,736	3,716,665	3,861,896
Total non-interest expense	36,844,209	44,850,449	36,730,380
Income (loss) before income taxes	3,448,414	(6,638,553)	6,811,877
Income tax (benefit) expense	591,144	(3,086,813)	1,856,120
Net income (loss)	2,857,270	(3,551,740)	4,955,757
Preferred stock dividends	1,512,750	1,512,750	1,516,952
Accretion of discount on preferred stock	476,474	476,474	476,474
Net income (loss) available to common shareholders	$ 868,046	$ (5,540,964)	$ 2,962,331
Basic earnings (loss) per share	$ 0.19	$ (1.19)	$ 0.64
Diluted earnings (loss) per share	$ 0.19	$ (1.19)	$ 0.64